Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Advances to Affiliates	$ 146.3	$ 67.1
Accounts Receivable:
Customers	19.1	11.3
Affiliated Companies	93.2	66.6
Miscellaneous	1.3	0.0
Total Accounts Receivable	113.6	77.9
Materials and Supplies	13.6	5.0
Accrued Tax Benefits	46.6	26.0
Prepayments and Other Current Assets	7.6	2.8
TOTAL CURRENT ASSETS	327.7	178.8
Property, Plant and Equipment
Transmission	5,336.1	3,973.5
Other Property, Plant and Equipment	131.4	99.4
Construction Work in Progress	1,312.7	981.3
Total Property, Plant and Equipment	6,780.2	5,054.2
Accumulated Depreciation and Amortization	170.4	99.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,609.8	4,954.6
Other Noncurrent Assets
Regulatory Assets	11.7	112.3
Deferred Tax Assets, Property, Plant and Equipment	117.8	102.2
Deferred Charges and Other Noncurrent Assets	1.1	1.9
TOTAL OTHER NONCURRENT ASSETS	130.6	216.4
TOTAL ASSETS	7,068.1	5,349.8
Current Liabilities
Advances from Affiliates	15.7	4.1
Accounts Payable	473.2	289.7
Affiliated Companies	52.9	43.1
Long-term Debt Due Within One Year	50.0	0.0
Accrued Taxes	225.4	191.8
Accrued Interest	15.0	10.5
Other Current Liabilities	4.1	10.9
TOTAL CURRENT LIABILITIES	836.3	550.1
Noncurrent Liabilities
Long-term Debt	2,500.4	1,932.0
Deferred Income Taxes	601.7	862.1
Regulatory Liabilities and Deferred Investment Tax Credits	493.7	44.0
Deferred Credits and Other Noncurrent Liabilities	30.7	4.0
TOTAL NONCURRENT LIABILITIES	3,626.5	2,842.1
TOTAL LIABILITIES	4,462.8	3,392.2
Rate Matters
Commitments and Contingencies
Equity
Members' Capital	1,816.6	1,455.0
Retained Earnings	788.7	502.6
TOTAL MEMBER'S EQUITY	2,605.3	1,957.6
TOTAL LIABILITIES AND EQUITY	$ 7,068.1	$ 5,349.8